Concessions Payable - Summary of Regulatory Assets (Liabilities) (Detail) - Companhia de Gas de Sao Paulo - COMGAS [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Cost of gas to be recovered/(transferred)	R$ 504,175	R$ (174,090)
Credits of taxes to be recovered/(transferred)	(252,816)	(46,807)
Regulatory assets (liabilities) net	251,359	(220,897)
Expense not recognized in the statement of income before income tax and social contribution	472,256	193,114
Regulatory assets (liabilities)	672,810	243,722
Regulatory assets (liabilities) tax	(127,815)	(12,222)
Regulatory assets liabilities tax deferral account credit balances net	544,995	231,500
Adjustment	3,713	(26,119)
Extemporaneous credits	(76,452)	(12,267)
Net current account flow for actual cost of gas incurred	R$ 472,256	R$ 193,114